Total revenues - Summary of our main contracts (Details)	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period over which to recognize the drug discovery platform revenue	10 years
Maximum Extension Period For Specific Program	3 years